ORGANIZATION AND NATURE OF OPERATIONS (Schedule of Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
JinkoSolar Technology Limited ("Paker") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 10, 2006
Percentage of Ownership	100.00%
JinkoSolar International Limited ("JinkoSolar International") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 25, 2009
Percentage of Ownership	100.00%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 13, 2006
Percentage of Ownership	100.00%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 24, 2009
Percentage of Ownership	100.00%
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 30, 2009
Percentage of Ownership	100.00%
Zhejiang Jinko Trading Co., Ltd. ("Zhejiang Trading") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 13, 2010
Percentage of Ownership	100.00%
Delingha Ruiqida Solar Power Co., Ltd. ("Delingha Solar Power") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 06, 2011
Percentage of Ownership	88.70%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 01, 2010
Percentage of Ownership	100.00%
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 03, 2011
Percentage of Ownership	100.00%
JinkoSolar GmbH ("Jinko GmbH") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 01, 2010
Percentage of Ownership	100.00%
JinkoSolar (U.S.) Inc. ("Jinko US") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 19, 2010
Percentage of Ownership	100.00%
JinkoSolar (US) Holdings Inc. ("Jinko US Holding") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 07, 2011
Percentage of Ownership	100.00%
JinkoSolar Italy S.R.L. ("Jinko Italy") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 08, 2011
Percentage of Ownership	100.00%
JinkoSolar SAS ("Jinko France") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 12, 2011
Percentage of Ownership	100.00%
Jinko Solar Canada Co., Ltd ("Jinko Canada") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 18, 2011
Percentage of Ownership	100.00%
Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 07, 2011
Percentage of Ownership	100.00%
Gansu Longchang Solar Power Co., Ltd. ("Longchang") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 26, 2012
Percentage of Ownership	100.00%
Hainanzhou Zhongnan Solar Electricity Co., Ltd. ("Hainanzhou") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 30, 2012
Percentage of Ownership	100.00%